Mezzanine equity	12 Months Ended
Dec. 31, 2017
Temporary Equity Disclosure [Abstract]
Temporary Equity Disclosure
23.	Mezzanine equity

	December 31,
	2016	2017
	RMB	RMB

Huya’s Series A Preferred Shares (i)	-	509,668
Other mezzanine equity	9,272	15,329

Total	9,272	524,997

(i)	Huya’s Series A Preferred Shares

On May 16, 2017, Huya entered into a Series A Preferred Shares subscription agreement with the Series A investors and pursuant to which, Huya issued 22,058,823 shares of series A preferred shares of Huya (“Series A Preferred Shares”) at a price of US$3.4 per share with total cash consideration of US$75,000 (equivalent to RMB509,730 as of the issuance date). The issuance of the Series A Preferred Shares was completed on July 10, 2017.

The key terms of the Series A Preferred Shares are summarized as follows:

Dividends rights

Holders of the Series A Preferred Shares shall be entitled to receive preferential dividends, payable out of funds or assets when and as such funds or assets become legally available therefor on parity with each other, when, as, and if declared by the Board of Directors of Huya, at a non-cumulative rate of at least 8% per annum, prior and in preference to the holders of any other class or series of shares, additionally, the holders of Series A Preferred Shares shall be entitled to receive dividends at the rate no less than the rate for the holders of any other class or series of shares of Huya (calculated on an as converted basis).

Conversion feature

Each Series A Preferred Share shall be convertible at the option of the holder thereof, at any time after the Series A issue date into such number of fully paid and non-assessable ordinary share as determined by dividing the Series A issue price by the then-effective applicable Series A conversion price. Upon the closing of a qualified IPO of Huya, each Series A Preferred Share shall automatically be converted into fully-paid and non-assessable ordinary shares of Huya based on the then-effective Series A conversion price. The “Series A conversion price” as of the date of issuance of the Series A Preferred Shares shall initially be the Series A issue price, resulting in an initial conversion ratio for the Series A Preferred Shares of 1:1, and thereafter shall be subject to adjustment and readjustment from time to time as hereinafter provided, being no less than the par value. Adjustments of conversion ratios include the following: adjustment for share splits and combinations, adjustment for ordinary share dividends and distributions, adjustments for other dividends, adjustments for reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions and adjustments to Series A conversion price for dilutive issuance (dilutive issuance means the event of an issuance of new securities, at any time after the issuance date of the Series A Preferred Shares, for a consideration per ordinary share received by Huya (net of any selling concessions, discounts or commissions) less than conversion price of the Series A Preferred Shares in effect immediately prior to such issue.

Redemption feature

At any time and from time to time after the fourth (4th) anniversary of the date of issuance of the Series A Preferred Shares (the “Redemption Date”), upon written notice of the holders of fifty percent (50%) or more of the then issued and outstanding Series A Preferred Shares, Huya shall redeem all or a portion of the Series A Preferred Shares held by such holders at the Series A Redemption Price (as defined below), provided that (a) a qualified IPO, (b) the liquidation, dissolution or winding up of Huya and (c) a deemed liquidation event has not been consummated by Huya by the Redemption Date.

The “Series A Redemption Price” for each Series A Preferred Share redeemed shall be 100% of the Series A issue price plus accrued daily interest (on the basis of a 365-day year basis) at a rate of eight percent (8%) per annum and any declared but unpaid dividends on such Series A Preferred Share.

If Huya’s assets or funds legally available for any redemption of Series A Preferred Shares shall be insufficient to permit the payment of the applicable Series A Redemption Price in full in respect of each redeeming Series A Preferred Share, with respect to any remaining Series A Preferred Shares to be redeemed, each of the redeeming holders of the Series A Preferred Shares may choose to request Huya to (and Huya upon such request shall) execute and deliver to such redeeming holder a convertible promissory note (the “Convertible Note”) for the full amount of the redemption payment due but not paid to such holder; provided, that such Convertible Note shall be due and payable no later than twelve months of the redemption closing date, the full amount due under such Convertible Note shall accrue interest daily (on the basis of a 365-day year) at a rate of eight percent (8%) per annum.

Voting rights

The holder of a Series A Preferred Share shall be entitled to such number of votes as equals the whole number of ordinary shares into which such holder’s collective Series A Preferred Shares are convertible immediately.

Liquidation preferences

In the event of any liquidation, dissolution or winding up of Huya, whether voluntary or involuntary, all assets and funds of Huya legally available for distribution to the members (after satisfaction of all creditors’ claims and claims that may be preferred by Law) shall be distributed to the members of Huya as follows:

(1) First, the holders of the Series A Preferred Shares shall be entitled to receive for each Series A Preferred Share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of Huya to the holders of any other class or series of shares by reason of their ownership of such shares, an amount equal to the sum of (i) 100% of the Series A issue price, and (ii) any and all accrued or declared but unpaid dividends on such Series A Preferred Shares (collectively, the “Series A Preference Amount”).

If the assets and funds thus distributed among the holders of the Series A Preferred Shares shall be insufficient to permit the payment to such holders of the full Series A Preference Amount, then the entire assets and funds of Huya legally available for distribution shall be distributed ratably among the holders of the Series A Preferred Shares in proportion to the aggregate Series A Preference Amount each such holder is otherwise entitled to receive pursuant to this subparagraph (1).

(2) If there are any assets or funds remaining after the Series A Preference Amount has been distributed or paid in full to the applicable Series A preferred shareholders pursuant to subparagraph (1) above, the remaining assets and funds of Huya available for distribution to the members shall be distributed ratably among all members according to the relative number of ordinary shares held by such member (treating for this subparagraph (2) all Series A Preferred Shares as if they had been converted to ordinary shares immediately prior to such liquidation, dissolution or winding up of Huya).

Accounting of Series A Preferred Shares

Huya classified the Series A Preferred Shares as mezzanine equity in the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of Huya’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs.

As holders of the Series A Preferred Shares who exercise the redemption rights are allowed to request Huya to issue a convertible note if Huya’s assets or funds legally available for redemption are insufficient, the host contract is considered to be a debt host. The Group determined that there were no embedded derivatives requiring bifurcation from the host contract. The redemption feature is considered clearly and closely related to the host contract. While the conversion feature is not clearly and closely related to the host contract, no bifurcation is required as the conversion feature does not meet the definition of a derivative because the terms of the contracts do not require or explicitly state that it permits net settlement for the conversion feature.

Huya recognized accretion to the respective redemption value of the Series A Preferred Shares over the period starting from issuance date to the earliest redemption date. Huya recognized accretion of the Series A Preferred Shares amounted to US$3,000 (equivalent to RMB19,842) for the year ended December 31, 2017. The accretion to the redemption value of the Series A Preferred Shares would also be US$3,000 (equivalent to RMB19,842) and the balance of redemption value of the Series A Preferred Shares would be US$78,000 (equivalent to RMB 509,668) as if they were redeemable at December 31, 2017.

Huya’s redeemable convertible preferred shares activities for the year ended December 31, 2017 are summarized below:

Huya
RMB

Balances as of January 1, 2017	-
Issuance of Huya’s preferred shares	509,730
Accretion of redeemable convertible preferred shares to redemption value	19,842
Foreign exchange	(19,904)
Balance as of December 31, 2017	509,668

Huya has used the discounted cash flow method to determine the underlying share value of Huya and adopted equity allocation model to determine the fair value of the Series A Preferred Shares as of the dates of issuance.

Key valuation assumptions used to determine the fair value of Series A Preferred Shares are as follows:

For the year ended December 31, 2017

Discount rate	25%-35%
Risk-free interest rate	1.70%
Volatility	50%-80%